SIGNIFICANT ACCOUNTING POLICIES - Loans in default (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stage 1
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	82.40%	88.37%
Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	9.30%	5.04%
Stage 2 | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	31.80%	40.93%
Stage 2 | Watchlist
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	40.70%	41.00%
Stage 2 | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	2.60%	7.42%
Stage 2 | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	5.40%	10.66%
Stage 3
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	8.30%	6.55%
Stage 3 | Collectively assessed
SIGNIFICANT ACCOUNTING POLICIES
Probability of default	100.00%
Commercial | Stage 1
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	82.20%	87.40%
Commercial | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	8.10%	4.84%
Commercial | Stage 2 | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	20.80%	26.77%
Commercial | Stage 2 | Watchlist
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	73.80%	66.46%
Commercial | Stage 2 | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	0.80%	3.76%
Commercial | Stage 2 | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	1.40%	3.02%
Commercial | Stage 3
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	9.70%	7.70%
Consumer | Stage 1
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	82.30%	90.25%
Consumer | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	11.00%	5.05%
Consumer | Stage 2 | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	52.20%	57.62%
Consumer | Stage 2 | Watchlist
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	0.10%	0.59%
Consumer | Stage 2 | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	4.40%	18.36%
Consumer | Stage 2 | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	12.00%	23.43%
Consumer | Stage 3
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	6.70%	4.70%
Mortgage | Stage 1
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	83.80%	89.86%
Mortgage | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	11.80%	5.94%
Mortgage | Stage 2 | Threshold
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	35.80%	71.10%
Mortgage | Stage 2 | Watchlist
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	0.10%	0.03%
Mortgage | Stage 2 | Restructured
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	5.30%	6.75%
Mortgage | Stage 2 | More Than 30 Days
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	7.80%	22.12%
Mortgage | Stage 3
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	4.40%	4.21%
COVID-19 | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	19.60%
COVID-19 | Commercial | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	3.20%
COVID-19 | Consumer | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	31.40%
COVID-19 | Mortgage | Stage 2
SIGNIFICANT ACCOUNTING POLICIES
Percentage of loan portfolio in default	51.00%